Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 814	€ 737
Investments (short-term deposits)	1,532	1,378
Total	€ 2,346	€ 2,115